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YES, I WANT TO INVEST
IN WARBURG PINCUS
EUROPEAN EQUITY FUND.

CALL SCHWAB TODAY
1-800-435-4000

OR COMPLETE AND
MAIL THIS SUBSCRIPTION FORM

You can invest in the fund after reading the Fund Profile, or you can call 1-800-435-4000 for a Prospectus (and other information) before you invest.

__ I've enclosed my initial investment order of $_______________________________________________________________________________
($2,500 MINIMUM; $1,000 MINIMUM FOR IRA AND CUSTODIAL ACCOUNTS)

__ I would like to invest in the fund using cash in my account.
Please invest $__________________________
                    ($2,500 MINIMUM)
of the cash available in my Schwab account indicated below.

DISTRIBUTION METHOD:*

__ Reinvest both capital gains and dividends
__ Pay capital gains and dividends in cash
__ Reinvest capital gains, pay dividends in cash
*IF NO OPTION IS INDICATED, ALL DISTRIBUTIONS WILL BE REINVESTED IN THE FUND AUTOMATICALLY.

________________________________________________________________________________
SCHWAB ACCOUNT NUMBER (8-DIGIT NUMBER)

________________________________________________________________________________
FIRST NAME             MI  LAST NAME

(             )
________________________________________________________________________________
DAYTIME PHONE

________________________________________________________________________________
SIGNATURE                  DATE

[Mutual Fund Alliance with Credit Suisse Asset Management]

[Warburg Pincus Funds]

COUNSELLORS SECURITIES INC., DISTRIBUTOR.

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This material must be accompanied or preceded by a Fund Profile or Prospectus.
Charles Schwab & Co., Inc. is a selected dealer for Warburg Pincus European Equity Fund during the subscription offering period. For this service, it will receive remuneration from Counsellors Securities Inc., the fund's distributor, as disclosed in the fund's Prospectus. After the subscription offering period, Schwab will receive remuneration for recordkeeping and shareholder servicing for customers who purchase Warburg Pincus European Equity Fund through Schwab's Mutual Fund OneSource(R) service.

Orders for the subscription offer must be received in good form by 4:00 p.m. Eastern Time on January 28, 1999. Orders received after that time will be invested at the net asset value next determined after receipt of the order by Schwab. The purchase price for the shares will not be deducted from a Schwab brokerage account until the close of business on January 28, 1999. (There is a $2,500 minimum initial investment; $1,000 for IRA and custodial accounts.) This material was sent to you by Schwab's mailing agent. If you do not want to receive these materials in the future, contact Schwab at 1-800-435-4000. Charles Schwab & Co., Inc. Member NYSE/SIPC (1298-5752).

[OneSource From Schwab]

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco, CA 94104
1-800-435-4000 * www.schwab.com/funds

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Cover Copy:

FUND PROFILE

Warburg Pincus
European Equity Fund

Subscription Offering of Common Class Shares
            January 4, 1999

This Profile summarizes key information about the fund that is included in the fund's Prospectus. The Prospectus includes additional information about the fund, including a more-detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling Warburg Pincus Funds at 1-800-927-2874 or by calling Charles Schwab & Co., Inc. at 1-800-435-4000. Information is also available on the Warburg Pincus Funds Web site (www.warburg.com) and on the Schwab Web site (www.schwab.com/funds).

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GOAL
Capital appreciation

STRATEGY

         * Invests in European equity securities

         * Targets Western European countries

         * Emphasizes a growth investment approach but may also include value considerations

         * Portfolio managers look at factors such as earnings growth, stock price, relative valuation and merger-and-acquisition trends

The fund considers Western Europe to include the European Union, Norway and Switzerland.

In choosing stocks, the portfolio managers consider a number of factors including:

         * stock price relative to the company's rate of earnings growth

         * valuation relative to other European companies and market averages

         * merger-and-acquisition trends, particularly trends related to the impact of the introduction of the new single European currency, the "euro," on companies' business strategies

INVESTOR PROFILE

This fund is designed for investors who:

         * have longer time horizons

         * are willing to assume the risk of losing money in exchange for attractive potential long-term returns

         * are investing for capital appreciation

         * are seeking access to European markets, which can be less accessible to individual investors

It may NOT be appropriate if you:

         * are investing for a shorter time horizon

         * are uncomfortable with an investment that has a higher degree of volatility

         * are looking for a broadly diversified global or international equity fund

         * are looking for income

You should base your investment decision on your own goals, risk preferences and time horizon.

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MAIN INVESTMENT RISKS

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money. Before investing in this fund, please make sure you understand the risks.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund, you could lose money over any period of time.

MARKET RISK

The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments -- including stocks and bonds, and the mutual funds that invest in them.

FOREIGN SECURITIES

A fund that invests outside the U.S. carries additional risks that include:

         * CURRENCY RISK

Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency-denominated investments and may widen any losses. The fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies.

         * EURO CONVERSION

The introduction of a new single European currency, the euro, may result in uncertainties for securities of European companies, European markets and the operation of the fund. The euro was introduced on January 1, 1999, by 11 European Union member countries who are participating in European Monetary Union
(EMU).

The introduction of the euro results in the redenomination of certain European debt and equity securities over a period of time, which may bring in differences in various accounting, tax and/or legal treatments that would not otherwise occur. Any market disruptions relating to the introduction of the euro could adversely affect the value of European securities and currencies held by the fund. Other risks relate to the ability of financial institutions' systems to process euro transactions. Additional economic and operational issues are raised by the fact that certain European Union member countries, including the United Kingdom, did not participate in EMU on January 1, 1999, and therefore did not implement the euro on that date.

At this early stage no one knows what the degree of impact of the introduction of the euro will be. To the extent that the market impact or effect on a fund holding is negative or that fund service-provider systems cannot process the euro conversion, the fund's performance could be hurt.

         * INFORMATION RISK

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Key information about an issuer, security or market may be inaccurate or unavailable.

         * POLITICAL RISK

Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair a fund's ability to bring its capital or income back to the U.S. Other political risks include economic-policy changes, social and political instability, military action and war.

REGION FOCUS

Focusing on a single region involves increased currency, political, regulatory and other risks. Market swings in the targeted region (Western Europe) will likely have a greater effect on fund performance than they would in a more geographically diversified equity fund.

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FEES AND FUND EXPENSES

This table describes the fees and expenses you may bear as a shareholder. Annual fund operating expense figures are expected amounts for the fiscal period ending August 31, 1999.

      Annual fund operating expenses
        (deducted from fund assets)
      Management fee                                          1.00%
      Distribution and service (12b-1) fee                    0.25%
      Other expenses(1)                                       0.95%
      Total annual fund operating expenses(2)                 2.20%

(1) Other expenses are based on estimated amounts to be charged in the current fiscal period.

(2) Fund service providers have voluntarily agreed to waive some of their fees and reimburse expenses. These waivers and reimbursements are expected to lower the fund's expenses as follows:

      Management fee                                         0.30%
      Distribution and service (12b-1) fee                   0.25%
      Other expenses                                         0.90%
      Total annual fund operating expenses                   1.45%

                                     EXAMPLE

This example may help you compare the cost of investing in this fund with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain as listed in the table above (before fee waivers and expense reimbursements and credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

            ONE YEAR               THREE YEARS
              $223                    $688

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INVESTMENT ADVISER
BEA Associates

SUB-INVESTMENT ADVISER
Credit Suisse Asset Management Limited

PORTFOLIO MANAGEMENT

Susan E. Boland is the Portfolio Manager of the fund, and Emily F. Baker is the Assistant Portfolio Manager. Ms. Boland is a Director of BEA Associates. She joined BEA in 1996 from Barran & Partners Limited, where she was a director and portfolio manager from 1995 to 1996. Prior to that she was a partner and European portfolio manager for Teton Partners from 1992 to 1995, and a portfolio manager and analyst with Fidelity Management & Research Company from 1985 to 1991. Ms. Baker is a Vice President of BEA Associates. From 1994 to 1996 she was a vice president at Mastrapasqua & Associates, an investment-management firm. Prior to that she was a financial consultant with the private client group at Merrill Lynch.

HOW TO BUY SHARES

Counsellors Securities Inc., the fund's distributor, will solicit orders to purchase fund shares during an initial offering period from January 4 until the close of the New York Stock Exchange (usually 4 p.m., Eastern Time) on January 28, 1999 (offering period). The purchase price will be the fund's initial subscription offering price of $10 per share, and payments for orders received during the offering period will be accepted by the fund at the end of the offering period on January 28, 1999. Until that time, payments will be held uninvested by the fund's transfer agent.

Charles Schwab & Co., Inc. (Schwab) will also solicit orders for fund shares during the offering period pursuant to a selected dealer agreement with Counsellors Securities. Payment for fund shares ordered through Schwab will be deducted from a Schwab customer's brokerage account at the end of the offering period on January 28, 1999. For these services, Counsellors Securities will pay Schwab a fee equal to the greater of one hundred thousand dollars or up to half of one percent of the total dollar amount of fund shares sold through Schwab during the offering period. All fees paid to Schwab under these arrangements will be paid by Counsellors Securities and will have no effect on the fund's fees or expenses.

Shares of the fund will not be available to the public prior to the fund's commencement of investment operations except through this subscription offer. After the offering period Schwab will receive a fee for recordkeeping and shareholder servicing of fund shares purchased through Schwab.

If your order is received after the offering period, it will receive the next price determined after it is received and accepted. After January 28, the price per share may be more or less than $10. Subscriptions are revocable during the offering period by calling Counsellors Securities or Schwab.

The minimum initial investment is $2,500 for most accounts ($1,000 for IRAs and Uniform Transfers/Gifts-to-Minors accounts), and the minimum subsequent investment is $100 ($50 through the Automatic Monthly Investment Plan).

HOW TO SELL AND
EXCHANGE SHARES

After January 28, 1999, you may sell (redeem) your fund shares on days when the New York Stock Exchange is open, typically Monday through Friday. You may redeem your shares in writing or by telephone and have redemption proceeds sent to you by check or electronic transfer. You can also redeem shares by exchanging into another Warburg Pincus fund or you can participate in the Automatic Withdrawal Plan.

DISTRIBUTIONS AND TAXES

The fund typically distributes net income and capital gains annually, usually in December. Distributions will be reinvested unless you choose otherwise.

Distributions you receive from the fund, whether reinvested or taken in cash, are generally considered taxable. Fund distributions are taxed based on the length of time the fund holds its assets, regardless of how long you have held fund shares. Distributions from the fund's long-term capital gains are taxed as long-term capital gains; distributions from other sources are generally taxed as ordinary income. The fund will mostly make capital-gains distributions.

OTHER SERVICES

Investors in this fund have available to them a number of services that make buying and selling shares easy. Automatic services include the Automatic Monthly Investment Plan, the Automatic Withdrawal Plan and Distribution Sweep. In addition, fund shares can be held in certain tax-advantaged accounts such as Traditional IRAs and Roth IRAs. These services are described in more detail in the Warburg Pincus Funds Shareholder Guide, which you will receive after you have made your investment or which you can order from the Shareholder Service Center.

Shareholder Service Center 1-800-WARBURG (1-800-927-2874)
Monday - Friday, 8 a.m. - 8 p.m. ET Saturday, 8 a.m. - 4 p.m. ET

[Mutual Fund Alliance with Credit Suisse Asset Management]

[Warburg Pincus Funds]

P.O. Box 9030, Boston, MA 02205-9030
1-800-WARBURG (1-800-927-2874) * www.warburg.com

COUNSELLORS SECURITIES INC., DISTRIBUTOR.